U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

REGISTRATION NO. 2-10699

POST-EFFECTIVE AMENDMENT NO. 101

and

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

REGISTRATION NO. 811-51

POST-EFFECTIVE AMENDMENT NO. 49

SELECTED AMERICAN SHAERES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

520-434-3771

Agents For Service:

Thomas D. Tays, Esq.

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

        Tucson, Arizona 85756

                520-434-3771

        -or-

Arthur Don

Greenberg Traurig LLP

77 West Wacker Drive

Suite 3100

Chicago, IL 60601

(312) 456-8438

It is proposed that this filing will become effective:

X	Immediately upon filing pursuant to paragraph (b)
__	On pursuant to paragraph (b)
__	60 days after filing pursuant to paragraph (a)
__	On , pursuant to paragraph (a) of Rule 485
__	75 days after filing pursuant to paragraph (a)(2) of Rule 485
___	On , pursuant to paragraph (a)(2) of Rule 485

    Title of Securities being Registered:  Common Stock of:

    Selected American Shares, Inc. (Class S shares and Class D shares))

EXPLANATORY NOTE

This Post-Effective Amendment No. 99 to the Registration Statement contains:

XBRL filings for

Selected American Shares, Inc.

Signature Pages

Exhibits:

SELECTED AMERICAN SHARES, INC.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tucson and State of Arizona on the 1st day of May 2012.

The Registrant hereby certifies that this Post Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485 of the Securities Act of 1933.

SELECTED AMERICAN SHARES, INC.

*By:	/s/ Thomas Tays
Thomas Tays Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

Kenneth Eich* Kenneth Eich*	Principal Executive Officer	May 1, 2012

Douglas Haines* Douglas Haines	Principal Financial Officer; and Principal Accounting Officer	May 1, 2012

*By:	/s/ Thomas Tays
Thomas Tays Attorney-in-Fact

*Thomas Tays signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the powers of attorney filed as Exhibits 23(q)(1), 23(q)(2), and 23(q)(3) of Registrant’s registration statement 2-10699.

/s/ Thomas Tays
Thomas Tays Attorney-in-Fact

SELECTED AMERICAN SHARES, INC.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on May 1, 2012by the following persons in the capacities indicated.

Signature	Title

William P. Barr* William P. Barr	Director

Francisco L. Borges * Francisco L. Borges	Director

Andrew A. Davis* Andrew A. Davis	Director

Christopher .C. Davis* Christopher C. Davis	Director

Jerome E. Hass* Jerome E. Hass	Director

Katherine L. MacWilliams* Katherine L. MacWilliams	Director

James J. McMonagle* James J. McMonagle	Director

Richard C. O’Brien* Richard C. O’Brien	Director

*Thomas Tays signs this document on behalf of each of the foregoing persons pursuant to the power of attorney filed as Exhibits 23(q)(1) and 23(q)(4) of Registrant’s registration statement 2-10699 .

/s/ Thomas Tays
Thomas Tays Attorney-in-Fact

EXHIBIT LIST

XBRL Files for Selected American Shares, Inc.

2